NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details)		3 Months Ended	12 Months Ended
	Apr. 06, 2026	Mar. 31, 2026 subsidiary	Dec. 31, 2025 subsidiary
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
Number of subsidiaries		2	2
Reverse stock split	0.025